Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	25.00%	25.00%	25.00%
Deferred tax assets	$ 18,572	$ 18,339
Temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized	$ 397,900	237,100
Colombia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	37.00%
Short term position [member] | Colombia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	37.00%
Long term position [member] | Colombia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	33.00%
Carried forward tax losses of Copa Colombia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 7,300	$ 10,100